OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of accounts payable and other liabilities [abstract]
Disclosure of accounts payable and other liabilities

Accounts payable and other liabilities of December 31, 2021 and 2020 comprise the following:

Items	December 31, 2021		December 31, 2020
Suppliers and services payable (1)	Ps.	3,228,295	Ps.	2,664,081
Income received for third parties (2)		2,719,882		2,076,532
Cashier checks		806,066		864,499
Dividends payable		598,534		648,874
Withholdings taxes and labor contributions		582,910		441,689
Transactions ATH and ACH		574,011		538,558
Contract liability related to concessions		548,167		581,100
Collection on behalf of third parties		339,545		236,418
Collection service		332,368		256,661
Commissions and fees		331,516		276,708
Merchant acquiring accounts		274,028		169,787
Customer loyalty programs		221,990		155,829
Insurance payables		150,282		105,396
Checks drawn and not paid		127,944		107,628
Value added tax - VAT		80,307		74,002
Cash surplus		75,524		37,504
Other liabilities		554,387		542,597
Total other liabilities	Ps.	11,545,756	Ps.	9,777,863
(1)	As of December 31, 2021, includes the amount of the penalty of Ps. 31,274 corresponding to the process with the Superintendency of Industry and Commerce (“SIC”).
(2)	The increase presented is due to advance payments made by the Agencia Nacional de Infraestructura (ANI) for Ps. 643,289, which correspond to the resources of trust of future validities, collections of tolls and financial returns.

Disclosure of other liabilities to be cancelled

Other		December 31, 2021		December 31, 2020
Liabilities to be canceled within twelve months		7,705,817		6,110,472
Liabilities to be canceled after twelve months		3,839,939		3,667,391
Total	Ps.	11,545,756	Ps.	9,777,863